Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0000042582
Registrant Name	GOODYEAR TIRE & RUBBER CO /OH/
Registration File Number	333-287633
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES